FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Undated subordinated liabilities	£ 24	£ 29
Insurance contracts	116,060	111,449
Up to 1 month
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Insurance contracts	1,476	1,340
1-3 months
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Insurance contracts	1,323	1,240
3-12 months
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Insurance contracts	5,879	5,378
1-5 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Insurance contracts	27,468	25,349
Over 5 years
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Liabilities Arising From Insurance and Participating Investment Contracts [Line Items]
Insurance contracts	£ 79,914	£ 78,142